Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liabilities
Inventory	$ 717	$ (4,993)
Property, plant & equipment	(6,562)	(25,275)
Non-capital loss carryforwards	(53)	(443)
Deferred tax asset
Deferred tax (liability) asset	0	(3,174)
Non-capital loss carryforwards [Member]
Deferred tax asset
Non-capital loss carryforwards	$ 5,898	$ 27,537